Income Taxes - Summary of Movements in Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	$ 399	$ (181)	$ (894)
Property, plant and equipment and exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	184	(158)	(775)
Lease assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	(30)	(11)	414
Unrealized foreign exchange on long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	34	29	55
Unrealized risk management activities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	19	(8)	(14)
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	(213)	(13)	(317)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	25	6	(418)
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	(10)	4	(11)
Loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	202	(182)	170
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	21	(22)	(10)
Investment in North West Redwater Partnership
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	83	174	179
Deferred PRT
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	0	0	1
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	$ 84	$ 0	$ (168)